Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Of Financial Instruments [Abstract]
Fair Values Of Recognized Financial Instruments

			2013		2012
		Fair value	Carrying	Fair	Carrying	Fair
		hierarchy	amount	value	amount	value
FINANCIAL ASSETS
	Cash and cash equivalents	Level 1	$27,710	$27,710	$31,216	$31,216
	Securities	Level 2	257,509	257,509	242,395	242,395
	Loans, net	Level 3	470,706	485,760	316,952	323,143

Total			$755,925	$770,979	$590,563	$596,754

FINANCIAL LIABILITIES
	Deposits	Level 2	$688,921	$690,672	$511,940	$513,710
	Federal funds purchased and securities
	sold under repurchase agreements	Level 1	24,577	24,577	32,344	32,344
	Borrowed funds	Level 2	14,346	14,472	15,199	16,642

Total			$727,844	$729,721	$559,483	$562,696